T. ROWE PRICE New Horizons Fund
March 31, 2024 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 94.3%
COMMUNICATION SERVICES 0.0%
Diversified Telecommunication Services 0.0%
GCI Liberty, Class A, EC (1) 6,047,898 —
—
Entertainment 0.0%
Houzz, Acquisition Date: 6/3/14, Cost $6,575 (1)(2)(3) 877,600 61
OfferUp, Acquisition Date: 3/6/15, Cost $5,042 (1)(2)(3) 1,012,630 881
942
Total Communication Services 942
CONSUMER DISCRETIONARY 7.2%
Automobiles 0.2%
Rivian Automotive, Class A (3) 5,589,903 61,209
61,209
Hotels, Restaurants & Leisure 2.5%
Cava Group (3) 2,056,882 144,085
Wingstop  1,359,824 498,239
642,324
Specialty Retail 3.5%
Five Below (3)(4) 2,781,810 504,565
Floor & Decor Holdings, Class A (3) 2,957,213 383,314
Framebridge, EC, Acquisition Date: 5/19/20 - 9/15/21,
Cost $2,186 (1)(2)(3) 2,186,159 1,027
888,906
Textiles, Apparel & Luxury Goods 1.0%
Moncler (EUR)  3,245,140 242,155
On Holding, Class A (3) 168,600 5,965
248,120
Total Consumer Discretionary 1,840,559
CONSUMER STAPLES 0.6%
Food Products 0.0%
Farmers Business Network, Acquisition Date: 11/3/17 - 7/31/20,
Cost $19,384 (1)(2)(3) 801,662 4,185
4,185
Personal Care Products 0.6%
elf Beauty (3) 758,550 148,699
148,699
Total Consumer Staples 152,884

T. ROWE PRICE New Horizons Fund

Shares $ Value
(Cost and value in $000s)
‡
ENERGY 3.7%
Energy Equipment & Services 3.7%
Noble  2,353,060 114,100
TechnipFMC  13,425,974 337,126
Weatherford International (3) 4,146,288 478,565
Total Energy 929,791
FINANCIALS 2.5%
Capital Markets 0.1%
StepStone Group, Class A  365,659 13,069
13,069
Financial Services 2.4%
Corpay (3) 772,787 238,436
Toast, Class A (3) 14,242,919 354,933
593,369
Total Financials 606,438
HEALTH CARE 23.1%
Biotechnology 11.9%
ACADIA Pharmaceuticals (3) 1,528,811 28,268
Agios Pharmaceuticals (3) 485,137 14,185
Akero Therapeutics (3) 2,000,526 50,533
Alnylam Pharmaceuticals (3) 1,324,945 198,013
Alpine Immune Sciences (3) 1,366,606 54,172
Apellis Pharmaceuticals (3) 406,018 23,866
Arcellx (3) 468,633 32,593
Argenx, ADR (3) 1,068,626 420,739
Ascendis Pharma, ADR (3) 734,347 111,011
Autolus Therapeutics, ADR (3) 2,282,116 14,560
Avidity Biosciences (3) 3,620,888 92,405
Avidity Biosciences PIPE, Acquisition Date: 2/29/24,
Cost $4,791 (2)(3) 290,337 7,039
BeiGene, ADR (3) 144,000 22,520
Blueprint Medicines (3) 2,076,664 196,992
C4 Therapeutics (3) 1,164,278 9,512
Cargo Therapeutics (3) 572,574 12,780
Celldex Therapeutics (3) 730,785 30,671
Centessa Pharmaceuticals, ADR (3) 884,299 9,993
Crinetics Pharmaceuticals (3) 1,499,632 70,198
Cytokinetics (3) 1,240,227 86,952
Day One Biopharmaceuticals (3) 1,430,839 23,638
Disc Medicine (3) 453,611 28,242
Dyne Therapeutics (3) 495,007 14,053
Entrada Therapeutics (3) 1,763,519 24,989
Generation Bio (3) 5,300,394 21,573

T. ROWE PRICE New Horizons Fund

Shares $ Value
(Cost and value in $000s)
‡
Gyroscope Therapeutics, Milestone Payment 1, Acquisition Date:
2/18/22, Cost $8,140 (1)(2)(3) 8,139,642 —
Gyroscope Therapeutics, Milestone Payment 2, Acquisition Date:
2/18/22, Cost $5,425 (1)(2)(3) 5,424,598 —
Gyroscope Therapeutics, Milestone Payment 3, Acquisition Date:
2/18/22, Cost $5,425 (1)(2)(3) 5,424,598 —
Ideaya Biosciences (3) 1,765,435 77,467
IGM Biosciences (3) 1,852,696 17,879
Immatics (3) 1,006,189 10,575
Immunocore Holdings, ADR (3) 409,100 26,592
Immunome (3) 251,272 6,201
Immunovant (3) 802,858 25,940
Insmed (3) 4,564,030 123,822
Intellia Therapeutics (3) 727,740 20,020
Ionis Pharmaceuticals (3) 1,146,309 49,693
Keros Therapeutics (3) 926,383 61,327
Kymera Therapeutics (3) 2,986,850 120,071
Kyverna Therapeutics (3) 311,745 7,744
Legend Biotech, ADR (3) 387,130 21,714
MacroGenics (3) 750,706 11,050
Madrigal Pharmaceuticals (3) 175,143 46,770
Mirum Pharmaceuticals (3) 772,989 19,418
Monte Rosa Therapeutics (3) 2,941,087 20,735
MoonLake Immunotherapeutics (3) 522,634 26,252
Morphic Holding (3) 980,853 34,526
Neurocrine Biosciences (3) 236,718 32,648
Nurix Therapeutics (3) 1,140,710 16,768
Nuvalent, Class A (3) 476,171 35,756
Praxis Precision Medicines (3) 133,805 8,165
Prime Medicine (3) 1,631,137 11,418
Prothena (3) 1,903,007 47,138
RAPT Therapeutics (3) 1,377,775 12,372
Relay Therapeutics (3) 2,308,191 19,158
Replimune Group (3) 3,036,473 24,808
REVOLUTION Medicines (3) 1,769,962 57,046
REVOLUTION Medicines, Warrants, 11/14/28 (3) 302,672 48
Rocket Pharmaceuticals (3) 1,014,464 27,330
Scholar Rock, Warrants, 12/31/25, Acquisition Date: 6/17/22,
Cost $— (2)(3)(4) 229,118 2,624
Scholar Rock Holding (3)(4) 3,944,027 70,046
SpringWorks Therapeutics (3) 1,429,340 70,352
Tenaya Therapeutics (3) 2,577,095 13,478
Ultragenyx Pharmaceutical (3) 1,050,818 49,063
Vaxcyte (3) 1,230,476 84,054
Vera Therapeutics (3) 1,030,887 44,452
Xencor (3) 1,523,315 33,711

T. ROWE PRICE New Horizons Fund

Shares $ Value
(Cost and value in $000s)
‡
Zentalis Pharmaceuticals (3) 1,256,676 19,805
3,007,533
Health Care Equipment & Supplies 0.7%
Penumbra (3) 809,192 180,595
180,595
Health Care Providers & Services 1.4%
Capsule, Acquisition Date: 4/7/21, Cost $8,954 (1)(2)(3) 617,863 871
Molina Healthcare (3) 872,861 358,598
359,469
Health Care Technology 2.2%
Veeva Systems, Class A (3) 2,411,602 558,744
558,744
Life Sciences Tools & Services 6.1%
Bio-Techne  2,209,360 155,517
Eurofins Scientific (EUR)  2,964,897 188,865
ICON (3) 868,000 291,605
Repligen (3) 2,212,883 406,993
Sartorius Stedim Biotech (EUR)  260,528 74,310
West Pharmaceutical Services  1,036,787 410,267
1,527,557
Pharmaceuticals 0.8%
Arvinas (3) 1,760,290 72,665
EyePoint Pharmaceuticals (3) 1,218,598 25,188
Intra-Cellular Therapies (3) 364,278 25,208
Longboard Pharmaceuticals (3) 872,701 18,850
Pliant Therapeutics (3) 2,034,418 30,313
Structure Therapeutics, ADR (3) 480,535 20,596
192,820
Total Health Care 5,826,718
INDUSTRIALS & BUSINESS SERVICES 30.3%
Aerospace & Defense 0.1%
Hexcel  218,028 15,883
15,883
Commercial Services & Supplies 0.7%
MSA Safety  304,535 58,955
Rentokil Initial (GBP)  18,011,530 107,088
166,043
Construction & Engineering 1.4%
WillScot Mobile Mini Holdings (3) 7,419,008 344,984
344,984

T. ROWE PRICE New Horizons Fund

Shares $ Value
(Cost and value in $000s)
‡
Electrical Equipment 1.6%
Hubbell  964,868 400,468
400,468
Ground Transportation 4.3%
Old Dominion Freight Line  2,132,396 467,656
Saia (3) 1,064,983 623,015
1,090,671
Industrial Conglomerates 2.0%
Roper Technologies  903,524 506,732
506,732
Machinery 9.8%
Atmus Filtration Technologies (3) 1,376,395 44,389
Esab  2,875,728 317,969
IDEX  2,785,142 679,630
Ingersoll Rand  7,476,063 709,852
RBC Bearings (3) 1,375,427 371,847
Toro  3,691,168 338,222
2,461,909
Passenger Airlines 0.0%
Wheels Up Earnout, Acquisition Date: 7/23/21, Cost $— (1)(2)(3) 1,049,318 —
Wheels Up Earnout, Acquisition Date: 7/23/21, Cost $— (1)(2)(3) 1,049,318 —
Wheels Up Earnout, Acquisition Date: 7/23/21, Cost $— (1)(2)(3) 1,049,318 —
—
Professional Services 8.3%
Booz Allen Hamilton Holding  4,356,296 646,649
Checkr, Acquisition Date: 6/29/18 - 12/2/19, Cost $18,150 (1)(2)
(3)(4) 2,653,566 11,463
Dayforce (3)(4) 10,678,154 707,001
Leidos Holdings  200,500 26,283
Paylocity Holding (3)(4) 4,080,817 701,329
2,092,725
Trading Companies & Distributors 2.1%
SiteOne Landscape Supply (3)(4) 2,823,990 492,927
Xometry, Class A (3) 1,689,456 28,535
521,462
Total Industrials & Business Services 7,600,877
INFORMATION TECHNOLOGY 26.1%
Electronic Equipment, Instruments & Components 3.4%
Novanta (3) 1,177,494 205,791
Teledyne Technologies (3) 1,531,771 657,620
863,411

T. ROWE PRICE New Horizons Fund

Shares $ Value
(Cost and value in $000s)
‡
IT Services 3.3%
Endava, ADR (3)(4) 2,676,703 101,822
Globant (3)(4) 2,394,127 483,374
GoDaddy, Class A (3) 599,918 71,198
MongoDB (3) 452,742 162,372
ServiceTitan, Acquisition Date: 11/9/18 - 5/4/21, Cost $4,411 (1)
(2)(3) 118,816 8,663
Themis Solutions, Acquisition Date: 4/14/21, Cost $9,168 (1)(2)(3) 408,330 7,991
835,420
Semiconductors & Semiconductor Equipment 5.8%
Astera Labs (3) 205,177 15,222
Entegris  5,629,146 791,120
MACOM Technology Solutions Holdings (3) 986,755 94,373
MKS Instruments  1,677,221 223,070
Monolithic Power Systems  499,577 338,424
1,462,209
Software 13.6%
Atlassian, Class A (3) 1,015,195 198,075
BILL Holdings (3) 5,773,092 396,727
Confluent, Class A (3) 3,900,811 119,053
Databricks, Acquisition Date: 7/24/20 - 8/28/20, Cost $5,376 (1)
(2)(3) 335,808 24,682
Datadog, Class A (3) 1,954,385 241,562
Descartes Systems Group (3) 3,045,247 278,731
Dynatrace (3) 1,218,329 56,579
Evernote Chinese Cash Escrow, EC (1) 429,118 408
Evernote Equity Holder Expense Fund, EC (1) 15,815 15
Gusto, Acquisition Date: 8/18/20 - 11/9/20, Cost $28,448 (1)(2)(3) 2,129,852 32,757
HubSpot (3) 1,028,352 644,324
Monday.com (3) 2,304,310 520,474
Nutanix, Class A (3) 79,500 4,907
Procore Technologies (3) 6,609,644 543,114
Samsara, Class A (3) 9,646,895 364,556
Socure, Acquisition Date: 12/22/21, Cost $2,205 (1)(2)(3) 137,206 858
Tanium, Class B, Acquisition Date: 9/24/20, Cost $7,493 (1)(2)(3) 657,558 3,229
3,430,051
Total Information Technology 6,591,091
MATERIALS 0.8%
Chemicals 0.0%
Ginkgo Bioworks, Acquisition Date: 9/17/21, Cost $— (2)(3) 217,921 65
Ginkgo Bioworks, Acquisition Date: 9/17/21, Cost $— (2)(3) 217,921 58
Ginkgo Bioworks, Acquisition Date: 9/17/21, Cost $— (2)(3) 217,921 52
175

T. ROWE PRICE New Horizons Fund

Shares $ Value
(Cost and value in $000s)
‡
Metals & Mining 0.8%
Osisko Gold Royalties (CAD)  2,501,400 41,051
Reliance  494,729 165,329
206,380
Paper & Forest Products 0.0%
Louisiana-Pacific  67,300 5,647
5,647
Total Materials 212,202
Total Common Stocks (Cost $15,695,127) 23,761,502
CONVERTIBLE PREFERRED STOCKS 4.4%
COMMUNICATION SERVICES 0.0%
Entertainment 0.0%
Houzz, Series D, Acquisition Date: 6/3/14, Cost $19,726 (1)(2)(3) 2,632,810 1,106
OfferUp, Series A-2, Acquisition Date: 3/6/15, Cost $6,851 (1)(2)
(3) 1,375,830 1,197
OfferUp, Series C, Acquisition Date: 3/6/15, Cost $11,641 (1)(2)(3) 2,337,940 2,735
OfferUp, Series C-1, Acquisition Date: 8/26/16, Cost $4,573 (1)(2)
(3) 682,712 860
OfferUp, Series F, Acquisition Date: 7/1/20, Cost $2,026 (1)(2)(3) 884,802 770
6,668
Media 0.0%
DTX, Series A-1, Acquisition Date: 2/4/22, Cost $8,815 (1)(2)(3) 4,844,924 1,357
1,357
Total Communication Services 8,025
CONSUMER DISCRETIONARY 0.6%
Hotels, Restaurants & Leisure 0.5%
Evolve Vacation Rental Network, Series 4, Acquisition Date:
8/15/14, Cost $906 (1)(2)(3)(4) 718,332 10,746
Evolve Vacation Rental Network, Series 5, Acquisition Date:
11/6/15, Cost $4,220 (1)(2)(3)(4) 1,727,442 25,843
Evolve Vacation Rental Network, Series 6, Acquisition Date:
1/18/17, Cost $8,679 (1)(2)(3)(4) 2,218,727 33,192
Evolve Vacation Rental Network, Series 7, Acquisition Date:
1/10/18, Cost $3,151 (1)(2)(3)(4) 433,698 6,488
Evolve Vacation Rental Network, Series 8, Acquisition Date:
3/29/18 - 6/15/18, Cost $17,862 (1)(2)(3)(4) 2,098,881 31,399
Evolve Vacation Rental Network, Series 9, Acquisition Date:
5/29/20, Cost $4,323 (1)(2)(3)(4) 745,950 11,160
118,828

T. ROWE PRICE New Horizons Fund

Shares $ Value
(Cost and value in $000s)
‡
Specialty Retail 0.1%
Minted, Series E, Acquisition Date: 10/30/18, Cost $23,654 (1)(2)
(3)(4) 1,756,494 19,655
19,655
Total Consumer Discretionary 138,483
CONSUMER STAPLES 0.0%
Food Products 0.0%
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $25 (1)(2)(3) 1,323 7
Farmers Business Network, Series F, Acquisition Date: 7/31/20,
Cost $28 (1)(2)(3) 852 4
Total Consumer Staples 11
FINANCIALS 0.1%
Capital Markets 0.1%
Trumid Holdings, Series J-A, Acquisition Date: 7/31/20,
Cost $11,909 (1)(2)(3)(5) 24,002 9,427
Trumid Holdings, Series J-B, Acquisition Date: 7/31/20,
Cost $7,186 (1)(2)(3)(5) 24,002 9,427
Trumid Holdings, Series L, Acquisition Date: 9/15/21,
Cost $3,703 (1)(2)(3)(5) 4,229 1,661
20,515
Insurance 0.0%
Go Maps, Series B, Acquisition Date: 12/15/17, Cost $9,940 (1)
(2)(3)(4) 936,022 —
Go Maps, Series B-1, Acquisition Date: 5/15/19 - 7/29/20,
Cost $2,148 (1)(2)(3)(4) 167,743 —
Go Maps, Series B-3, Acquisition Date: 11/21/22, Cost $4,837 (1)
(2)(3)(4) 605,644 —
—
Total Financials 20,515
HEALTH CARE 1.6%
Biotechnology 1.0%
Adarx Pharma, Series C, Acquisition Date: 8/2/23,
Cost $10,269 (1)(2)(3) 1,234,213 10,269
Caris Life Sciences, Series C, Acquisition Date: 8/14/20,
Cost $15,671 (1)(2)(3) 5,677,732 20,667
Caris Life Sciences, Series D, Acquisition Date: 5/11/21,
Cost $27,023 (1)(2)(3) 3,336,170 12,144
Eikon Therapeutics, Series B, Acquisition Date: 12/3/21,
Cost $26,128 (1)(2)(3) 1,477,112 31,756
Eikon Therapeutics, Series C, Acquisition Date: 5/18/23,
Cost $6,173 (1)(2)(3) 287,120 6,173

T. ROWE PRICE New Horizons Fund

Shares $ Value
(Cost and value in $000s)
‡
Genesis Therapeutics, Series A, Acquisition Date: 11/24/20,
Cost $6,008 (1)(2)(3) 1,176,193 6,007
Genesis Therapeutics, Series A-2, Acquisition Date: 11/24/20,
Cost $391 (1)(2)(3) 76,477 391
Genesis Therapeutics, Series B, Acquisition Date: 8/10/23,
Cost $3,850 (1)(2)(3) 753,779 3,850
Insitro, Series B, Acquisition Date: 5/21/20, Cost $7,412 (1)(2)(3) 1,189,622 21,759
Insitro, Series C, Acquisition Date: 4/7/21, Cost $15,759 (1)(2)(3) 861,590 15,759
Ring Therapeutics, Series B, Acquisition Date: 4/12/21,
Cost $13,087 (1)(2)(3) 1,422,490 13,087
Tempus Labs, Series D, Acquisition Date: 3/16/18, Cost $8,531 (1)
(2)(3) 910,093 38,697
Tempus Labs, Series E, Acquisition Date: 8/23/18,
Cost $11,140 (1)(2)(3) 665,388 29,863
Tempus Labs, Series F, Acquisition Date: 4/30/19, Cost $4,400 (1)
(2)(3) 177,721 8,259
Tempus Labs, Series G, Acquisition Date: 2/6/20, Cost $4,334 (1)
(2)(3) 113,018 5,480
Tempus Labs, Series G-2, Acquisition Date: 11/19/20,
Cost $6,602 (1)(2)(3) 115,207 4,468
Tessera Therapeutics, Series C, Acquisition Date: 2/25/22,
Cost $9,702 (1)(2)(3) 474,429 9,702
Treeline Biosciences, Series A, Acquisition Date: 4/9/21 - 9/26/22,
Cost $22,682 (1)(2)(3) 2,897,679 22,682
261,013
Health Care Equipment & Supplies 0.1%
Kardium, Series D-5, Acquisition Date: 11/29/18, Cost $8,865 (1)
(2)(3)(4) 9,149,620 7,777
Kardium, Series D-6, Acquisition Date: 1/8/21, Cost $18,745 (1)
(2)(3)(4) 18,452,429 15,685
23,462
Health Care Providers & Services 0.1%
Capsule, Series 1-D, Acquisition Date: 4/7/21, Cost $8,954 (1)(2)
(3) 617,862 871
Color Health, Series D, Acquisition Date: 12/17/20,
Cost $11,006 (1)(2)(3) 292,304 5,645
Color Health, Series D-1, Acquisition Date: 1/13/20 - 12/23/20,
Cost $12,813 (1)(2)(3) 600,689 8,662
Color Health, Series E, Acquisition Date: 10/26/21, Cost $4,422 (1)
(2)(3) 44,229 1,681
16,859
Life Sciences Tools & Services 0.4%
Inscripta, Series E, Acquisition Date: 3/30/21, Cost $18,372 (1)(2)
(3) 2,080,677 3,891

T. ROWE PRICE New Horizons Fund

Shares $ Value
(Cost and value in $000s)
‡
National Resilience, Series B, Acquisition Date: 10/23/20,
Cost $24,828 (1)(2)(3) 1,817,581 110,381
114,272
Total Health Care 415,606
INDUSTRIALS & BUSINESS SERVICES 0.3%
Aerospace & Defense 0.1%
ABL Space Systems, Series B, Acquisition Date: 3/24/21,
Cost $18,589 (1)(2)(3) 412,771 14,475
14,475
Air Freight & Logistics 0.0%
Flexe, Series C, Acquisition Date: 11/18/20, Cost $17,689 (1)(2)(3) 1,453,824 9,246
Flexe, Series D, Acquisition Date: 4/7/22, Cost $9,169 (1)(2)(3) 449,562 2,859
12,105
Professional Services 0.2%
Checkr, Series C, Acquisition Date: 4/10/18, Cost $25,265 (1)(2)
(3)(4) 5,552,310 23,986
Checkr, Series D, Acquisition Date: 9/6/19, Cost $45,551 (1)(2)(3)
(4) 4,517,982 19,518
43,504
Total Industrials & Business Services 70,084
INFORMATION TECHNOLOGY 1.8%
IT Services 0.5%
Haul Hub, Series B, Acquisition Date: 2/14/20 - 3/3/21,
Cost $13,003 (1)(2)(3)(4) 891,864 6,305
Haul Hub, Series C, Acquisition Date: 4/14/22, Cost $5,451 (1)(2)
(3)(4) 288,891 2,042
ServiceTitan, Series A-1, Acquisition Date: 11/9/18, Cost $55 (1)
(2)(3) 2,099 153
ServiceTitan, Series D, Acquisition Date: 11/9/18,
Cost $27,048 (1)(2)(3) 1,028,634 74,998
ServiceTitan, Series E, Acquisition Date: 4/23/20, Cost $1,606 (1)
(2)(3) 47,506 3,464
ServiceTitan, Series F, Acquisition Date: 3/25/21, Cost $3,170 (1)
(2)(3) 29,532 2,153
ServiceTitan, Series G, Acquisition Date: 6/28/21, Cost $1,631 (1)
(2)(3) 13,714 1,000
Themis Solutions, Series AA, Acquisition Date: 4/14/21,
Cost $2,064 (1)(2)(3) 91,920 1,799
Themis Solutions, Series AB, Acquisition Date: 4/14/21,
Cost $205 (1)(2)(3) 9,150 179
Themis Solutions, Series B, Acquisition Date: 4/14/21,
Cost $224 (1)(2)(3) 9,990 196

T. ROWE PRICE New Horizons Fund

Shares $ Value
(Cost and value in $000s)
‡
Themis Solutions, Series E, Acquisition Date: 4/14/21,
Cost $26,118 (1)(2)(3) 1,163,260 22,765
115,054
Software 1.3%
Databricks, Series F, Acquisition Date: 10/22/19, Cost $25,522 (1)
(2)(3) 1,782,729 131,031
Databricks, Series G, Acquisition Date: 2/1/21, Cost $12,785 (1)
(2)(3) 216,243 15,894
Gusto, Series B, Acquisition Date: 8/18/20, Cost $6,279 (1)(2)(3) 464,700 7,147
Gusto, Series B-2, Acquisition Date: 8/18/20, Cost $11,722 (1)(2)
(3) 867,510 13,342
Gusto, Series C, Acquisition Date: 7/16/18, Cost $20,951 (1)(2)(3) 2,755,737 42,383
Gusto, Series D, Acquisition Date: 7/16/19, Cost $29,246 (1)(2)(3) 2,196,921 33,789
Lookout, Series F, Acquisition Date: 3/21/14 - 8/8/14,
Cost $31,937 (1)(2)(3) 2,795,838 5,368
SecurityScorecard, Series E, Acquisition Date: 3/5/21,
Cost $18,207 (1)(2)(3) 3,604,617 18,996
Seismic Software, Series E, Acquisition Date: 12/13/18,
Cost $18,216 (1)(2)(3) 2,889,530 20,776
Seismic Software, Series F, Acquisition Date: 9/25/20,
Cost $2,446 (1)(2)(3) 278,205 2,000
Socure, Series A, Acquisition Date: 12/22/21, Cost $2,679 (1)(2)
(3) 166,753 1,042
Socure, Series A-1, Acquisition Date: 12/22/21, Cost $2,199 (1)
(2)(3) 136,862 855
Socure, Series B, Acquisition Date: 12/22/21, Cost $40 (1)(2)(3) 2,476 16
Socure, Series E, Acquisition Date: 10/27/21, Cost $5,097 (1)(2)(3) 317,219 1,983
Tanium, Series G, Acquisition Date: 8/26/15, Cost $31,923 (1)(2)
(3) 6,430,431 31,573
326,195
Total Information Technology 441,249
Total Convertible Preferred Stocks (Cost $879,457) 1,093,973
PREFERRED STOCKS 1.0%
HEALTH CARE 1.0%
Life Sciences Tools & Services 1.0%
Sartorius (EUR)  652,982 259,306
Total Health Care 259,306
Total Preferred Stocks (Cost $139,161) 259,306

T. ROWE PRICE New Horizons Fund

Shares $ Value
(Cost and value in $000s)
‡
SHORT-TERM INVESTMENTS 0.2%
Money Market Funds 0.2%
T. Rowe Price Government Reserve Fund, 5.39% (4)(6) 45,939,468 45,939
Total Short-Term Investments (Cost $45,939) 45,939
Total Investments in Securities 99.9%
(Cost $16,759,684) $ 25,160,720
Other Assets Less Liabilities 0.1% 36,910
Net Assets 100.0% $ 25,197,630
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Level 3 in fair value hierarchy.
(2) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$1,200,479 and represents 4.8% of net assets.
(3) Non-income producing
(4) Affiliated Companies
(5) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.
(6) Seven-day yield
ADR American Depositary Receipts
CAD Canadian Dollar
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EUR Euro
GBP British Pound
PIPE Private Investment in Public Equity

T. ROWE PRICE New Horizons Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2024.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Checkr  $ — $ (2,866) $ —
Checkr, Series C  — (5,996) —
Checkr, Series D  — (4,879) —
Dayforce ^^ 3,749 (13,298) —
Endava, ADR  (134,651) (69,725) —
Evolve Vacation Rental Network, Series 4  — — —
Evolve Vacation Rental Network, Series 5  — — —
Evolve Vacation Rental Network, Series 6  — — —
Evolve Vacation Rental Network, Series 7  — — —
Evolve Vacation Rental Network, Series 8  — — —
Evolve Vacation Rental Network, Series 9  — — —
Five Below  547 (89,575) —
Globant  1,626 (87,569) —
Go Maps, Series B  — — —
Go Maps, Series B-1  — — —
Go Maps, Series B-3  — — —
Haul Hub, Series B  — — —
Haul Hub, Series C  — — —
Kardium, Series D-5  — — —
Kardium, Series D-6  — — —
Minted, Series E  — — —
Paylocity Holding  3,998 24,701 —
Scholar Rock, Warrants, 12/31/25  — (352) —
Scholar Rock Holding  326 (4,510) —
SiteOne Landscape Supply  4,552 33,542 —
T. Rowe Price Government Reserve Fund, 5.39% — — 5,714++
Totals $ (119,853)# $ (220,527) $ 5,714+

T. ROWE PRICE New Horizons Fund

AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
03/31/24
Checkr  $ 14,329 $ — $ — $ 11,463
Checkr, Series C  29,982 — — 23,986
Checkr, Series D  24,397 — — 19,518
Dayforce ^^ 722,054 — 1,755 707,001
Endava, ADR  398,991 — 227,444 101,822
Evolve Vacation Rental Network,
Series 4  10,746 — — 10,746
Evolve Vacation Rental Network,
Series 5  25,843 — — 25,843
Evolve Vacation Rental Network,
Series 6  33,192 — — 33,192
Evolve Vacation Rental Network,
Series 7  6,488 — — 6,488
Evolve Vacation Rental Network,
Series 8  31,399 — — 31,399
Evolve Vacation Rental Network,
Series 9  11,160 — — 11,160
Five Below  597,386 — 3,246 504,565
Globant  563,615 9,876 2,548 483,374
Go Maps, Series B  — — — —
Go Maps, Series B-1  — — — —
Go Maps, Series B-3  — — — —
Haul Hub, Series B  6,305 — — 6,305
Haul Hub, Series C  2,042 — — 2,042
Kardium, Series D-5  7,777 — — 7,777
Kardium, Series D-6  15,685 — — 15,685
Minted, Series E  19,655 — — 19,655
Paylocity Holding  677,731 — 1,103 701,329
Scholar Rock, Warrants,
12/31/25  2,976 — — 2,624
Scholar Rock Holding  74,700 — 144 70,046
SiteOne Landscape Supply  546,183 — 86,798 492,927
T. Rowe Price Government
Reserve Fund, 5.39% 1,013,758  ¤  ¤ 45,939
Total $ 3,334,886^

T. ROWE PRICE New Horizons Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $5,714 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $2,698,493.
^^ Includes previously reported affiliate Ceridian HCM Holding acquired through a corporate action.

T. ROWE PRICE New Horizons Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price New Horizons Fund, Inc. (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE New Horizons Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation
Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.

T. ROWE PRICE New Horizons Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 23,001,104 $ 663,307 $ 97,091 $ 23,761,502
Convertible Preferred Stocks — — 1,093,973 1,093,973
Preferred Stocks — 259,306 — 259,306
Short-Term Investments 45,939 — — 45,939
Total $ 23,047,043 $ 922,613 $ 1,191,064 $ 25,160,720

T. ROWE PRICE New Horizons Fund

Following is a reconciliation of the fund’s Level 3 holdings for the period ended
March 31, 2024. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on
Level 3 instruments held at March 31, 2024, totaled $(21,094,000) for the period ended
March 31, 2024.
In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s
Level 3 assets, by class of financial instrument. Because the Valuation Designee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
($000s)
Beginning
Balance
12/31/23
Gain (Loss)
During
Period Total Sales
Ending
Balance
3/31/24
Investment in Securities
Common Stocks $ 108,184 $ (1,388) $ (9,705) $ 97,091
Convertible Bonds — — — —
Convertible Preferred Stocks 1,112,383 (18,410) — 1,093,973
Total $ 1,220,567 $ (19,798) $ (9,705) $ 1,191,064
Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stocks
$97,091 Recent
comparable
transaction
price(s)
—# —# —# —#
Discount for
uncertainty
5%
- 100%
5% Decrease
Expected
present value
Discount rate
for cost of
equity
7% 7% Decrease
Timing of
events
1.07 yrs 1.07 yrs Decrease

T. ROWE PRICE New Horizons Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Discount
for lack of
collectability
50% 50% Decrease
Market
comparable
Premium for
liquidation
preference
—# —# —#
Probability
for potential
outcome
20%
- 80%
49% Increase
Enterprise
value to sales
multiple
1.5x
– 11.5x
6.4x Increase
Sales growth
rate
5% - 55% 21% Increase
Enterprise
value to gross
profit multiple
1.8x
– 15.3x
9.3x Increase
Gross profit
growth rate
24%
- 25%
24% Increase
Enterprise
value to gross
merchandise
value
0.5x 0.5x Increase
Projected
enterprise
value to
EBITDA
multiple
11.8x 11.8x Increase
Projected
enterprise
value to sales
multiple
1.1x
– 1.3x
1.2x Increase
Discount
to public
company
multiples
31%
– 52%
42% Decrease

T. ROWE PRICE New Horizons Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Discount rate
for cost of
capital
15% 15% Decrease
Discount for
uncertainty
100% 100% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Convertible
Preferred
Stocks
$1,093,973 Recent
comparable
transaction
price(s)
—# —# —# —#
Conversion
ratio
—# —# —#
Premium for
cumulative
preferred
dividend rights
10%
- 25%
14% Increase
Discount for
uncertainty
100% 100% Decrease
Market
comparable
Premium for
liquidation
preference
—# —# —#
Conversion
ratio
—# —# —#
Probability
for potential
outcome
5% - 80% 34% Increase
Enterprise
value to sales
multiple
1.4x
- 11.9x
5.6x Increase
Sales growth
rate
1% - 55% 19% Increase
Enterprise
value to gross
profit multiple
1.8x
- 18.3x
7.3x Increase

T. ROWE PRICE New Horizons Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Gross profit
growth rate
5% - 31% 21% Increase
Projected
enterprise
value to
EBITDA
multiple
11.8x 11.8x Increase
Projected
enterprise
value to sales
multiple
1.1x
– 7.6x
6.3x Increase
Projected
enterprise
value to gross
profit multiple
6.8x
– 9.6x
7.8x Increase
Enterprise
value to gross
merchandise
value
0.5x 0.5x Increase
Discount
to public
company
multiples
31%
- 52%
42% Decrease
Discount rate
for cost of
capital
15%
- 30%
15% Decrease
Discount for
uncertainty
100% 100% Decrease
Discount
for lack of
marketability
10% 10% Decrease

T. ROWE PRICE New Horizons Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the
Valuation Designee.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F42-054Q1 03/24